Additional information on the nature of expenses	12 Months Ended
Dec. 31, 2024
Analysis of income and expense [abstract]
Additional information on the nature of expenses	Additional information on the nature of expenses

Research and development expenses
in CHF thousands	2024	2023	2022
Research consumables and external research and development expenses	(17,529)	(15,892)	(17,154)
Personnel expenses (1), see also note 18	(26,735)	(28,376)	(28,101)
Depreciation and amortization	(1,950)	(2,053)	(1,971)
Intellectual property	(515)	(853)	(957)
Facility expenses	(1,100)	(940)	(854)
Other research and development expenses	(765)	(660)	(703)
Royalties and license fees, see also note 17	(10)	(10)	(1,010)
Total year ended December 31	(48,604)	(48,784)	(50,749)

Selling, general and administrative expenses
in CHF thousands	2024	2023	2021
Personnel expenses (2), see also note 18	(10,961)	(11,640)	(11,788)
Other administrative expenses	(6,118)	(7,283)	(9,965)
Depreciation and amortization	(419)	(367)	(416)
Facility expenses	(85)	(72)	(69)
Total year ended December 31	(17,583)	(19,362)	(22,238)

Total operating expenses	(66,187)	(68,146)	(72,987)

(1) Research and development non-cash effective pension and share-based compensation costs were TCHF 1,833 in 2024, TCHF 3,447 in 2023 and TCHF 3,856 in 2022.
(2) Selling, general and administrative non-cash effective pension and share based compensation costs were TCHF 1,586 in 2024, TCHF 2,260 in 2023 and TCHF 2,329 in 2022.